Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(900,442)	(1,564,285)	(4,177,899)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	48,676,298	57,410,827	93,503,437
Basic and diluted loss per share	(18.50)	(27.25)	(44.68)

Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share

For the years ended December 31, 2018, 2019 and 2020, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2018	2019	2020
Shares issuable upon exercise of share options	55,957,332	69,409,835	55,825,379
Shares issuable upon vesting of restricted shares	12,914,110	423,804	9,272,591
Shares issuable upon conversion of Series A convertible preferred shares	17,085,275	17,085,275	-
Shares issuable upon conversion of Series B convertible redeemable preferred shares	34,544,762	34,544,762	-
Shares issuable upon conversion of Series B+ convertible redeemable preferred shares	54,083,288	54,083,288	-
Shares issuable upon conversion of Series C convertible redeemable preferred shares	50,195,203	50,195,203	-
Shares issuable upon conversion of Series D convertible redeemable preferred shares	50,193,243	50,193,243	-
Shares issuable upon conversion of Series E convertible redeemable preferred shares	76,449,032	78,824,567	-
Warrants (Note 8)	-	4,959	-